Loans Receivable, Net (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable	$ 90,203,413	$ 85,781,293
Allowance for impairment losses
Collectively assessed	(1,375,948)	(857,813)
Individually assessed
Allowance for loan losses	(1,375,948)	(857,813)	(766,673)
Loans receivable, net	88,827,465	84,923,480
Business Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable	56,620,893	63,847,080
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans receivable	$ 33,582,520	$ 21,934,213